Equity Capital Structure, Second ATM Program (Details) - USD ($)			2 Months Ended	12 Months Ended			21 Months Ended
	Oct. 17, 2019	Sep. 22, 2017	Sep. 09, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 21, 2021	Jun. 14, 2021
Common Shares [Abstract]
Gross proceeds from issuance of common stock and warrants			$ 2,600,000	$ 265,307,807	$ 39,053,325	$ 2,625,590
Net proceeds from issuance of common stock and warrants			$ 2,300,000
Minimum [Member]
Common Shares [Abstract]
Term common stock can be sold under ATM				12 months
Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM								$ 300,000,000.0
Common Shares [Member]
Common Shares [Abstract]
Gross proceeds from issuance of common stock and warrants				$ 12,900,000
Net proceeds from issuance of common stock and warrants				$ 12,400,000
Issuance of common stock (in shares)	30,000	240,000	61,811	4,654,240		61,811	0